Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Parties
Schedule of material related party transactions

The related parties are summarized as follow:

Cartesian Capital Group, LLC	Ultimate controlling party
Pangaea Two, LP	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd.	Parent company
Tim Hortons Restaurants International GmbH	Shareholder of the Company
TDL Group Corp	A subsidiary of investor’s ultimate holding company
Pangaea Data Tech (Shanghai) Co., Ltd	A subsidiary of investor’s ultimate holding company

The material related party transactions are summarized as follows:

		Three months ended March 31,
		2023	2022
Continuing franchise fee to Tim Hortons Restaurants International GmbH	(i)	10,802,069	7,036,697
Upfront franchise fee to Tim Hortons Restaurants International GmbH	(ii)	2,543,422	2,673,156
Purchase of coffee beans from TDL Group Corp	(iii)	12,132,140	15,712,579
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	2,939,434	1,751,622
(i)

Pursuant to the master development agreement between the Company and THRI, the Company pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and such continuing franchise fee was recorded in Franchise and royalty expenses.

(ii)

Pursuant to the master development agreement between the Company and THRI, the Company pays upfront franchise fee for each newly opened store to THRI during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB245,277 and RMB56,995 for the three months ended March 31, 2023 and 2022, respectively, are included in Franchise and royalty expense financial caption.

(iii)

The Company purchased coffee beans from TDL Group Corp. The Company purchased coffee beans for its daily operation in the amount of RMB12,132,140 and RMB15,712,579 for the three months ended March 31, 2023 and 2022, respectively, amongst which RMB12,104,853 and RMB5,880,992 were sold and recognized in the costs of food and packaging.

(iv)

Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical support and consulting services in support of the operation of the Company. RMB150,000 and RMB100,000 for the three months ended March 31, 2023 and 2022, respectively of purchased services are recognized in other operating expenses, respectively while RMB2,789,434 and RMB1,651,622 are capitalized in property and equipment for the three months ended March 31, 2023 and 2022, respectively.

(v)	See Note 2 for details of Popeyes Transaction involving Pangaea Three Acquisition Holdings IV, Limited.

23.Related Parties (continued)

As of March 31, 2023 and December 31, 2022, the balances of transactions with related parties are set forth below:

Amount due to related parties:

	March 31, 2023	December 31, 2022
TDL Group Corp	7,135,158	9,690,952
Tim Hortons Restaurants International GmbH	23,360,192	10,390,081
Pangaea Data Tech (Shanghai) Co., Ltd	2,600,755	1,470,000
Cartesian Capital Group, LLC	921,472	933,930
Amounts due to related parties	34,017,577	22,484,963

The related parties are summarized as follow:

Cartesian Capital Group, LLC	Ultimate controlling party
Pangaea Two, LP	Intermediate holding company
Pangaea Two Acquisition Holdings XXIIA, Ltd.	Parent company
Tim Hortons Restaurants International GmbH	Shareholder of the Company
TDL Group Corp	A subsidiary of investor’s ultimate holding company
Pangaea Data Tech (Shanghai) Co., Ltd	A subsidiary of investor’s ultimate holding company

25.Related Parties (continued)

The material related party transactions are summarized as follows:

		For the Years Ended December 31,
		2022	2021	2020
Continuing franchise fee to Tim Hortons Restaurants International GmbH	(i)	31,882,569	15,576,324	5,147,252
Upfront franchise fee to Tim Hortons Restaurants International GmbH	(ii)	23,553,799	24,265,373	4,097,227
Purchase of coffee beans from TDL Group Corp	(iii)	49,135,749	28,168,228	8,864,342
Provision of consumer research service to THRI		—	428,148	—
Consulting services provided by THRI		—	—	160,532
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd	(iv)	7,206,906	—	—
Reimbursements to Cartesian Capital Group, LLC	(v)	1,845,960	—	—
(i)

Pursuant to the master development agreement between the Company and THRI, the Company pays continuing franchise fee based on certain percentage of revenue generated from Company owned and operated stores and such continuing franchise fee was recorded in Franchise and royalty expenses.

(ii)

Pursuant to the master development agreement between the Company and THRI, the Company pays upfront franchise fee for each newly opened store to THRI during the term of the master development contract. The amortization expense of upfront franchise fee in the amount of RMB334,034, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively, are included in Franchise and royalty expense financial caption.

(iii)

The Company purchased coffee beans from TDL Group Corp. The Company purchased coffee beans for its daily operation in the amount of RMB49,135,749, RMB28,168,228 and RMB8,864,342 for the years ended December 31, 2022, 2021 and 2020, respectively, amongst which RMB36,862,860, RMB19,521,561 and RMB8,864,342 were sold and recognized in the costs of food and packaging.

(iv)

Pangaea Data Tech (Shanghai) Co., Ltd. (“DataCo”) provides various data maintenance and management services, technical support and consulting services in support of the operation of the Company. RMB550,000, nil and nil for the years ended December 31, 2022, 2021 and 2020, respectively of purchased services are recognized in other operating expenses, respectively while RMB6,656,906, nil and nil are capitalized in property and equipment for the years ended December 31, 2022, 2021 and 2020, respectively.

(v)	Cartesian Capital Group, LLC paid travel and entertainment expenses relating to Company’s directors on behalf of the Company.

As of December 31, 2022 and 2021, the balances of transactions with related parties are set forth below:

Amount due to related parties:

	December 31, 2022	December 31, 2021
TDL Group Corp	9,690,952	7,210,593
Tim Hortons Restaurants International GmbH	10,390,081	6,863,322
Pangaea Data Tech (Shanghai) Co., Ltd	1,470,000	—
Cartesian Capital Group, LLC	933,930	—
Amounts due to related parties	22,484,963	14,073,915